Exhibit 99

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements

(as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on April 15, 2014 and covers activity from February 22, 2014 through March 25, 2014.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 8th day of April.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By:	/s/ Kanchan Roy
Name:	Kanchan Roy
Title:	Vice President ABS Operations

A. Trust Activity	Trust Totals

Record Date	March 31, 2014
Number of days in Monthly Period	32
Beginning Number of Accounts	22,439,612
Beginning Principal Receivable Balance, including any Additions, Removals, or Adjustments of Principal Receivables during the Monthly Period	27,991,423,897.98
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	27,991,423,897.98
Finance Charge Collections (excluding Recoveries)	447,847,188.23
Collections of Discount Option Receivables	0.00
Recoveries	21,465,320.95
Total Collections of Finance Charge Receivables	469,312,509.18
Total Collections of Principal Receivables	9,676,820,965.98
Monthly Payment Rate	32.4100%
Defaulted Amount	65,863,763.80
Annualized Default Rate	2.6696%
Annualized Default Rate, Net of Recoveries	1.7996%
Trust Portfolio Yield	16.4402%
New Principal Receivables	9,891,976,177.03
Ending Number of Accounts	22,426,460
Ending Principal Receivables Balance	28,140,715,345.23
Ending Required Minimum Principal Balance	16,613,420,270.00
Ending Transferor Amount	12,614,154,345.23
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	28,140,715,345.23
Ending Total Accounts Receivable	28,686,802,354.79

B. Series Allocations

	Invested Amount	Adjusted Invested Amount	Principal Funding Account Balance	Series Required Transferor Amount	Series Allocation Percentage	Series Allocable Finance Charge Collections	Series Allocable Recoveries	Series Allocable Principal Collections	Series Allocable Defaulted Amount
Group 1
2012-2	1,785,716,000	1,785,716,000.00	0.00	125,000,120.00	11.50%	53,975,819.67	2,468,735.16	1,112,935,055.49	7,575,017.86
2012-5	714,287,000	714,287,000.00	0.00	50,000,090.00	4.60%	21,590,346.00	987,494.89	445,174,396.14	3,030,009.69
2013-3	578,035,000	578,035,000.00	0.00	40,462,450.00	3.72%	17,471,934.46	799,127.82	360,256,286.44	2,452,027.90
Total	3,078,038,000.00	3,078,038,000.00	0.00	215,462,660.00	19.82%	93,038,100.13	4,255,357.87	1,918,365,738.07	13,057,055.45
Group 2
2004-2	400,000,000	400,000,000.00	0.00	28,000,000.00	2.58%	12,090,572.00	552,996.15	249,297,213.10	1,696,802.37
2005-2	600,000,000	600,000,000.00	0.00	42,000,000.00	3.86%	18,135,858.00	829,494.22	373,945,819.66	2,545,203.56
2008-2	1,363,638,000	1,363,638,000.00	0.00	95,454,660.00	8.78%	41,217,908.55	1,885,216.39	849,877,882.71	5,784,560.48
2008-4	607,956,000	607,956,000.00	0.00	42,556,920.00	3.92%	18,376,339.48	840,493.31	378,904,341.22	2,578,952.96
2008-6	1,534,091,000	1,534,091,000.00	0.00	107,386,370.00	9.88%	46,370,094.22	2,120,866.02	956,111,527.37	6,507,623.12
2009-2	1,515,155,000	1,515,155,000.00	0.00	106,060,850.00	9.76%	45,797,726.54	2,094,687.19	944,309,797.30	6,427,296.49
2011-1	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	7.81%	36,638,120.78	1,675,746.98	755,446,591.36	5,141,828.71
2012-1	606,062,000	606,062,000.00	0.00	42,424,340.00	3.90%	18,319,090.62	837,874.87	377,723,918.92	2,570,918.60
2012-3	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	7.81%	36,638,120.78	1,675,746.98	755,446,591.36	5,141,828.71
2012-A	0	0.00	0.00	0.00	0.00%	0.00	0.00	0.00	0.00
2012-4	1,181,820,000	1,181,820,000.00	0.00	82,727,400.00	7.61%	35,722,199.50	1,633,854.76	736,561,080.98	5,013,287.45
2013-1	1,190,477,000	1,190,477,000.00	0.00	83,333,390.00	7.67%	35,983,869.71	1,645,822.98	741,956,495.91	5,050,010.49
2013-2	714,286,000	714,286,000.00	0.00	50,000,020.00	4.60%	21,590,315.78	987,493.51	445,173,772.90	3,030,005.45
2009-D-II	310,794,000	310,794,000.00	0.00	21,755,580.00	2.00%	9,394,193.08	429,669.71	193,700,195.12	1,318,389.99
Total	12,448,523,000.00	12,448,523,000.00	0.00	871,396,610.00	80.18%	376,274,409.04	17,209,963.07	7,758,455,227.91	52,806,708.38
Trust	15,526,561,000.00	15,526,561,000.00	0.00	1,086,859,270.00	100.00%	469,312,509.17	21,465,320.94	9,676,820,965.98	65,863,763.83

C. Group Allocations (1)

	Invested Amount	Investor Finance Charge Collections	Investor Monthly Interest	Investor Default Amount	Investor Monthly Fees	Investor Additional Amounts	Total	Reallocated Investor Finance Charge Collections	Investment Funding Account Proceeds	Available Excess
Group 1
2012-2	1,785,716,000.00	29,939,843.71	1,054,688.78	4,201,786.14	2,976,193.34	0.00	8,232,668.26	29,898,538.83	0.00	21,665,870.57
2012-5	714,287,000.00	11,975,947.54	361,161.21	1,680,715.87	1,190,478.33	0.00	3,232,355.41	11,898,710.92	0.00	8,666,355.51
2013-3	578,035,000.00	9,691,506.13	473,313.87	1,360,115.19	963,391.67	0.00	2,796,820.73	9,810,047.63	0.00	7,013,226.90
Total	3,078,038,000.00	51,607,297.38	1,889,163.86	7,242,617.20	5,130,063.34	0.00	14,261,844.40	51,607,297.38	0.00	37,345,452.98
Group 2
2004-2	400,000,000.00	6,706,570.47	124,055.56	941,199.19	666,666.67	0.00	1,731,921.42	6,526,291.41	0.00	4,794,421.91
2005-2	600,000,000.00	10,059,777.83	146,740.00	1,411,798.79	1,000,000.00	0.00	2,558,538.79	9,750,093.78	0.00	7,191,554.99
2008-2	1,363,638,000.00	22,863,158.86	1,971,841.01	3,208,637.46	2,272,730.00	0.00	7,453,208.47	23,797,671.25	0.00	16,344,462.78
2008-4	607,956,000.00	10,193,253.67	728,368.74	1,430,519.24	1,013,260.00	0.00	3,172,147.98	10,459,062.99	0.00	7,286,998.20
2008-6	1,534,091,000.00	25,721,024.38	2,061,925.06	3,609,713.02	2,556,818.33	0.00	8,228,456.41	26,615,956.06	0.00	18,387,499.65
2009-2	1,515,155,000.00	25,403,537.79	1,906,170.75	3,565,156.65	2,525,258.33	0.00	7,996,585.73	26,157,119.90	0.00	18,160,534.17
2011-1	1,212,122,000.00	20,322,796.70	388,374.38	2,852,120.61	2,020,203.34	0.00	5,260,698.33	19,789,101.70	0.00	14,528,403.37
2012-1	606,062,000.00	10,161,415.12	240,568.53	1,426,062.66	1,010,103.33	0.00	2,676,734.52	9,940,948.19	0.00	7,264,213.67
2012-3	1,212,122,000.00	20,322,796.70	341,505.94	2,852,120.61	2,020,203.34	0.00	5,213,829.89	19,742,233.26	0.00	14,528,403.37
2012-4	1,181,820,000.00	19,814,744.39	409,607.83	2,780,820.07	1,969,700.00	0.00	5,160,127.90	19,325,333.77	0.00	14,165,205.87
2012-A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2013-1	1,190,477,000.00	19,959,890.22	568,972.00	2,801,189.97	1,984,128.34	0.00	5,354,290.31	19,623,258.33	0.00	14,268,968.02
2013-2	714,286,000.00	11,975,930.78	345,122.56	1,680,713.52	1,190,476.67	0.00	3,216,312.75	11,777,691.16	0.00	8,561,378.41
Total	12,137,729,000.00	203,504,896.91	9,233,252.36	28,560,051.79	20,229,548.35	0.00	58,022,852.50	203,504,761.80	0.00	145,482,044.41
Trust Total	15,215,767,000.00	255,112,194.29	11,122,416.22	35,802,668.99	25,359,611.69	0.00	72,284,696.90	255,112,059.18	0.00	182,827,497.39

	Group Investor Finance Charge Collections	Group Expenses	Group Reallocable Investor Finance Charge Collections
Group 1	51,607,297.38	14,261,844.40	37,345,452.98
Group 2	203,504,761.80	58,022,852.50	145,481,909.30

(1)	Series 2009-D-II does not share in group allocations with other series. Therefore, certain figures set forth in section “B. Series Allocations” above, which include Series 2009-D-II, will not equal the corresponding figures set forth in this section “C. Group Allocations.”

D. Trust Performance

Delinquencies:

	Percentage of Ending Total Receivables
31-60 Days Delinquent	0.35%	100,960,384
61-90 Days Delinquent	0.26%	74,728,757
90+ Days Delinquent	0.57%	164,864,335
Total 30+ Days Delinquent	1.19%	340,553,476

E. Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on February 07, 2014 under CIK number 0000949349

Series 2004-2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	721,123,599.69	400,000,000.00	321,123,599.69
Beginning Adjusted Invested Amount	N/A	400,000,000.00	N/A
Floating Allocation Percentage	N/A	55.4690%	44.5310%
Principal Allocation Percentage	N/A	55.4690%	44.5310%
Collections of Finance Charge Receivables	12,090,572.00	6,706,570.47	5,384,053.45
Collections of Principal Receivables	249,297,213.10	138,282,654.02	111,014,559.08
Defaulted Amount	1,696,802.37	941,199.19	755,603.18
Ending Invested Amount / Transferor Amount	724,969,691.49	400,000,000.00	324,969,691.49

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	1,670,000.00	0.00	0.00	1,670,000.00
Reserve Account Opening Balance	1,670,000.00	0.00	0.00	1,670,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	1,670,000.00	0.00	0.00	1,670,000.00
LIBOR Determination Date	March 13, 2014	March 13, 2014	March 13, 2014
Coupon March 17, 2014 to April 14, 2014	0.32500%	0.52500%	0.82500%
Monthly Interest Due	87,443.06	12,687.50	23,925.00	124,055.56
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	87,443.06	12,687.50	23,925.00	124,055.56
Investor Default Amount	785,901.32	70,589.94	84,707.93	941,199.19
Investor Monthly Fees Due	556,666.67	50,000.00	60,000.00	666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,430,011.05	133,277.44	168,632.93	1,731,921.42
Reallocated Investor Finance Charge Collections				6,526,291.41
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				51.92
Series Adjusted Portfolio Yield				15.9264%
Base Rate				2.4880%
Excess Spread Percentage				14.3833%

C. Certificates—Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00
Distributions of Interest	87,443.06	12,687.50	23,925.00	124,055.56
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	87,443.06	12,687.50	23,925.00	124,055.56
Ending Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution:	$0.26
	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.26
	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
	(1)	The total amount of Class A Investor Charge-Offs:	$0.00
	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.42
	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.42
	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
	(1)	The total amount distributed to the Collateral Interest Holder:	$4,818,346.91
	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$23,925.00
	(3)	The amount of the distribution in respect of Collateral Additional Interest:	$0.00
	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$4,794,421.91
I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections
	1.	Class A Available Funds	$5,449,496.68
		a. Class A Monthly Interest	$87,443.06
		b. Class A Outstanding Monthly Interest	$0.00
		c. Class A Additional Interest	$0.00
		d. Class A Investor Default Amount (treated as Available Principal Collections)	$785,901.32
		e. Excess Spread	$4,576,152.30
	2.	Class B Available Funds	$489,475.75
		a. Class B Monthly Interest	$12,687.50
		b. Class B Outstanding Monthly Interest	$0.00
		c. Class B Additional Interest	$0.00
		d. Excess Spread	$476,788.25
	3.	Collateral Available Funds	$587,370.90
		a. Excess Spread	$587,370.90
	4.	Total Excess Spread	$5,640,311.45
K.	Reallocated Principal Collections
	1.	Principal Allocation Percentage	55.4690%
	2.	Series 2004-2 Allocable Principal Collections	$249,297,213.10
	3.	Principal Allocation Percentage of Series 2004-2 Allocable Principal Collections	$138,282,654.02
	4.	Reallocated Principal Collections Required to fund the Required Amount	$0.00
	5.	Item 3 minus Item 4	$138,282,654.02
	6.	Shared Principal Collections from other Series allocated to Series 2004-2	$0.00
	7.	Other amounts treated as Available Principal Collections:	$941,199.19
	8.	Available Principal Collections (total of items 5, 6 and 7)	$139,223,853.21
L.	Application of Available Principal Collections during Revolving Period
	1.	Collateral Invested Amount	$36,000,000.00
	2.	Required Collateral Invested Amount	$36,000,000.00
	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
	4.	Treated as Shared Principal Collections	$139,223,853.21

M.	Application of Principal Collections During Accumulation or Amortization Period
	1.	Principal Funding Account	$0.00
	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
	3.	Distribution of Principal	$0.00
	4.	Treated as Shared Principal Collections	$0.00
N.1.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-2
	1.	Excess Spread	$5,640,311.45
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$70,589.94
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Minimum Monthly Interest	$23,925.00
	9.	Applied to unpaid Monthly Servicing Fee	$666,666.67
	10.	Collateral Default Amount treated as Available Principal Collections	$84,707.93
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$4,794,421.91
N.2.	Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2004-2
	1.	Excess Spread	$5,640,311.45
	2.	Excess Finance Charge Collections	$0.00
	3.	Funds from Series 2009-D-II	$0.00
	4.	Applied to fund Class A Required Amount	$0.00
	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	6.	Applied to fund overdue Class B Interest	$0.00
	7.	Applied to fund Class B Required Amount	$70,589.94
	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	9.	Applied to Collateral Minimum Monthly Interest	$23,925.00
	10.	Applied to unpaid Monthly Servicing Fee	$666,666.67
	11.	Collateral Default Amount treated as Available Principal Collections	$84,707.93
	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	13.	Deposited to Reserve Account	$0.00
	14.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$4,794,421.91

O.	Yield and Base Rate
	1.	Base Rate
		a. Current Monthly Period	2.4880%
		b. Prior Monthly Period	2.6429%
		c. Second Prior Monthly Period	2.1846%
	2.	Three Month Average Base Rate	2.4385%
	3.	Series Adjusted Portfolio Yield
		a. Current Monthly Period	15.9264%
		b. Prior Monthly Period	17.8356%
		c. Second Prior Monthly Period	18.3838%
	4.	Three Month average Series Adjusted Portfolio Yield	17.3819%
	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,081,685,399.54	600,000,000.00	481,685,399.54
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	55.4690%	44.5310%
Principal Allocation Percentage	N/A	55.4690%	44.5310%
Collections of Finance Charge Receivables	18,135,858.00	10,059,777.83	8,076,080.17
Collections of Principal Receivables	373,945,819.66	207,423,981.03	166,521,838.63
Defaulted Amount	2,545,203.56	1,411,798.79	1,133,404.77
Ending Invested Amount / Transferor Amount	1,087,454,537.24	600,000,000.00	487,454,537.24

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	March 13, 2014	March 13, 2014	March 13, 2014
Coupon March 17, 2014 to April 14, 2014	0.25500%	0.43500%	0.64500%
Monthly Interest Due	102,913.75	15,768.75	28,057.50	146,740.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	102,913.75	15,768.75	28,057.50	146,740.00
Investor Default Amount	1,178,851.99	105,884.91	127,061.89	1,411,798.79
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,116,765.74	196,653.66	245,119.39	2,558,538.79
Reallocated Investor Finance Charge Collections				9,750,093.78
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.8514%
Base Rate				2.4055%
Excess Spread Percentage				14.3831%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	102,913.75	15,768.75	28,057.50	146,740.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	102,913.75	15,768.75	28,057.50	146,740.00
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution:	$0.21
	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.21
	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
	(1)	The total amount of Class A Investor Charge-Offs:	$0.00
	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.35
	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.35
	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
	(1)	The total amount distributed to the Collateral Interest Holder:	$7,219,612.49
	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$28,057.50
	(3)	The amount of the distribution in respect of Collateral Additional Interest:	$0.00
	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,191,554.99
I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections
	1.	Class A Available Funds	$8,141,328.31
		a. Class A Monthly Interest	$102,913.75
		b. Class A Outstanding Monthly Interest	$0.00
		c. Class A Additional Interest	$0.00
		d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,178,851.99
		e. Excess Spread	$6,859,562.57
	2.	Class B Available Funds	$731,257.03
		a. Class B Monthly Interest	$15,768.75
		b. Class B Outstanding Monthly Interest	$0.00
		c. Class B Additional Interest	$0.00
		d. Excess Spread	$715,488.28
	3.	Collateral Available Funds	$877,508.44
		a. Excess Spread	$877,508.44
	4.	Total Excess Spread	$8,452,559.29
K.	Reallocated Principal Collections
	1.	Principal Allocation Percentage	55.4690%
	2.	Series 2005-2 Allocable Principal Collections	$373,945,819.66
	3.	Principal Allocation Percentage of Series 2005-2 Allocable Principal Collections	$207,423,981.03
	4.	Reallocated Principal Collections Required to fund the Required Amount	$0.00
	5.	Item 3 minus Item 4	$207,423,981.03
	6.	Shared Principal Collections from other Series allocated to Series 2005-2	$0.00
	7.	Other amounts treated as Available Principal Collections:	$1,411,798.79
	8.	Available Principal Collections (total of items 5, 6 and 7)	$208,835,779.82
L.	Application of Available Principal Collections during Revolving Period
	1.	Collateral Invested Amount	$54,000,000.00
	2.	Required Collateral Invested Amount	$54,000,000.00
	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
	4.	Treated as Shared Principal Collections	$208,835,779.82

M.	Application of Principal Collections During Accumulation or Amortization Period
	1.	Principal Funding Account	$0.00
	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
	3.	Distribution of Principal	$0.00
	4.	Treated as Shared Principal Collections	$0.00
N.1.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-2
	1.	Excess Spread	$8,452,559.29
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$105,884.91
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Minimum Monthly Interest	$28,057.50
	9.	Applied to unpaid Monthly Servicing Fee	$1,000,000.00
	10.	Collateral Default Amount treated as Available Principal Collections	$127,061.89
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,191,554.99
N.2.	Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-2
	1.	Excess Spread	$8,452,559.29
	2.	Excess Finance Charge Collections	$0.00
	3.	Funds from Series 2009-D-II	$0.00
	4.	Applied to fund Class A Required Amount	$0.00
	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	6.	Applied to fund overdue Class B Interest	$0.00
	7.	Applied to fund Class B Required Amount	$105,884.91
	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	9.	Applied to Collateral Minimum Monthly Interest	$28,057.50
	10.	Applied to unpaid Monthly Servicing Fee	$1,000,000.00
	11.	Collateral Default Amount treated as Available Principal Collections	$127,061.89
	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	13.	Deposited to Reserve Account	$0.00
	14.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,191,554.99

O.	Yield and Base Rate
	1.	Base Rate
		a. Current Monthly Period	2.4055%
		b. Prior Monthly Period	2.5604%
		c. Second Prior Monthly Period	2.1021%
	2.	Three Month Average Base Rate	2.3560%
	3.	Series Adjusted Portfolio Yield
		a. Current Monthly Period	15.8514%
		b. Prior Monthly Period	17.7559%
		c. Second Prior Monthly Period	18.2903%
	4.	Three Month average Series Adjusted Portfolio Yield	17.2992%
	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,458,378,858.10	1,363,638,000.00	1,094,740,858.10
Beginning Adjusted Invested Amount	N/A	1,363,638,000.00	N/A
Floating Allocation Percentage	N/A	55.4690%	44.5310%
Principal Allocation Percentage	N/A	55.4690%	44.5310%
Collections of Finance Charge Receivables	41,217,908.55	22,863,158.86	18,354,749.69
Collections of Principal Receivables	849,877,882.71	471,418,704.41	378,459,178.30
Defaulted Amount	5,784,560.48	3,208,637.46	2,575,923.02
Ending Invested Amount / Transferor Amount	2,471,490,550.41	1,363,638,000.00	1,107,852,550.41

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	March 13, 2014	March 13, 2014	March 13, 2014
Coupon March 17, 2014 to April 14, 2014	1.41500%	3.90500%	5.15500%
Monthly Interest Due	1,367,833.33	235,930.23	368,077.45	1,971,841.01
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,367,833.33	235,930.23	368,077.45	1,971,841.01
Investor Default Amount	2,823,597.58	176,477.20	208,562.68	3,208,637.46
Investor Monthly Fees Due	2,000,000.00	125,001.67	147,728.33	2,272,730.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,191,430.91	537,409.10	724,368.46	7,453,208.47
Reallocated Investor Finance Charge Collections				23,797,671.25
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.2218%
Base Rate				3.9177%
Excess Spread Percentage				14.3831%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00
Distributions of Interest	1,367,833.33	235,930.23	368,077.45	1,971,841.01
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,367,833.33	235,930.23	368,077.45	1,971,841.01
Ending Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution:	$1.14
	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.14
	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
	(1)	The total amount of Class A Investor Charge-Offs:	$0.00
	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution in respect of Class B Certificates:	$3.15
	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$3.15
	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
	(1)	The total amount distributed to the Collateral Interest Holder:	$16,712,540.23
	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$368,077.45
	(3)	The amount of the distribution in respect of Collateral Additional Interest:	$0.00
	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$16,344,462.78
I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections
	1.	Class A Available Funds	$20,941,925.57
		a. Class A Monthly Interest	$1,367,833.33
		b. Class A Outstanding Monthly Interest	$0.00
		c. Class A Additional Interest	$0.00
		d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,823,597.58
		e. Excess Spread	$16,750,494.66
	2.	Class B Available Funds	$1,308,887.80
		a. Class B Monthly Interest	$235,930.23
		b. Class B Outstanding Monthly Interest	$0.00
		c. Class B Additional Interest	$0.00
		d. Excess Spread	$1,072,957.57
	3.	Collateral Available Funds	$1,546,857.88
		a. Excess Spread	$1,546,857.88
	4.	Total Excess Spread	$19,370,310.11
K.	Reallocated Principal Collections
	1.	Principal Allocation Percentage	55.4690%
	2.	Series 2008-2 Allocable Principal Collections	$849,877,882.71
	3.	Principal Allocation Percentage of Series 2008-2 Allocable Principal Collections	$471,418,704.41
	4.	Reallocated Principal Collections Required to fund the Required Amount	$0.00
	5.	Item 3 minus Item 4	$471,418,704.41
	6.	Shared Principal Collections from other Series allocated to Series 2008-2	$0.00
	7.	Other amounts treated as Available Principal Collections:	$3,208,637.46
	8.	Available Principal Collections (total of items 5, 6 and 7)	$474,627,341.87
L.	Application of Available Principal Collections during Revolving Period
	1.	Collateral Invested Amount	$88,637,000.00
	2.	Required Collateral Invested Amount	$88,637,000.00
	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
	4.	Treated as Shared Principal Collections	$474,627,341.87

M.	Application of Principal Collections During Accumulation or Amortization Period
	1.	Principal Funding Account	$0.00
	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
	3.	Distribution of Principal	$0.00
	4.	Treated as Shared Principal Collections	$0.00
N.1.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-2
	1.	Excess Spread	$19,370,310.11
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$176,477.20
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Minimum Monthly Interest	$368,077.45
	9.	Applied to unpaid Monthly Servicing Fee	$2,272,730.00
	10.	Collateral Default Amount treated as Available Principal Collections	$208,562.68
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$16,344,462.78
N.2.	Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-2
	1.	Excess Spread	$19,370,310.11
	2.	Excess Finance Charge Collections	$0.00
	3.	Funds from Series 2009-D-II	$0.00
	4.	Applied to fund Class A Required Amount	$0.00
	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	6.	Applied to fund overdue Class B Interest	$0.00
	7.	Applied to fund Class B Required Amount	$176,477.20
	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	9.	Applied to Collateral Minimum Monthly Interest	$368,077.45
	10.	Applied to unpaid Monthly Servicing Fee	$2,272,730.00
	11.	Collateral Default Amount treated as Available Principal Collections	$208,562.68
	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	13.	Deposited to Reserve Account	$0.00
	14.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$16,344,462.78

O.	Yield and Base Rate
	1.	Base Rate
		a. Current Monthly Period	3.9177%
		b. Prior Monthly Period	4.0726%
		c. Second Prior Monthly Period	3.6143%
	2.	Three Month Average Base Rate	3.8682%
	3.	Series Adjusted Portfolio Yield
		a. Current Monthly Period	17.2218%
		b. Prior Monthly Period	19.2141%
		c. Second Prior Monthly Period	20.0041%
	4.	Three Month average Series Adjusted Portfolio Yield	18.8133%
	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,096,028,547.94	607,956,000.00	488,072,547.94
Beginning Adjusted Invested Amount	N/A	607,956,000.00	N/A
Floating Allocation Percentage	N/A	55.4690%	44.5310%
Principal Allocation Percentage	N/A	55.4690%	44.5310%
Collections of Finance Charge Receivables	18,376,339.48	10,193,253.67	8,183,169.00
Collections of Principal Receivables	378,904,341.22	210,174,423.01	168,729,918.21
Defaulted Amount	2,578,952.96	1,430,519.24	1,148,433.72
Ending Invested Amount / Transferor Amount	1,101,874,184.40	607,956,000.00	493,918,184.40

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	2,675,000.00	0.00	0.00	2,675,000.00
Reserve Account Opening Balance	2,675,000.00	0.00	0.00	2,675,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	2,675,000.00	0.00	0.00	2,675,000.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	March 13, 2014	March 13, 2014	March 13, 2014
Coupon March 17, 2014 to April 14, 2014	1.55500%	0.85500%	1.10500%
Monthly Interest Due	670,161.81	23,030.42	35,176.51	728,368.74
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	670,161.81	23,030.42	35,176.51	728,368.74
Investor Default Amount	1,258,853.92	78,679.55	92,985.77	1,430,519.24
Investor Monthly Fees Due	891,666.67	55,730.00	65,863.33	1,013,260.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,820,682.40	157,439.97	194,025.61	3,172,147.98
Reallocated Investor Finance Charge Collections				10,459,062.99
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				83.19
Series Adjusted Portfolio Yield				16.9392%
Base Rate				3.6056%
Excess Spread Percentage				14.3833%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00
Distributions of Interest	670,161.81	23,030.42	35,176.51	728,368.74
Deposits to the Principal Funding Account	535,000,000.00	33,438,000.00	0.00	568,438,000.00
Distributions of Principal	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00
Total Distributions	535,670,161.81	33,461,030.42	39,553,176.51	608,684,368.74
Ending Certificates Balance	0.00	0.00	0.00	0.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution:	$1,001.25
	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.25
	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$1,000.00
E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
	(1)	The total amount of Class A Investor Charge-Offs:	$0.00
	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution in respect of Class B Certificates:	$1000.69
	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.69
	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$1,000.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
	(1)	The total amount distributed to the Collateral Interest Holder:	$46,840,174.72
	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$35,176.51
	(3)	The amount of the distribution in respect of Collateral Additional Interest:	$0.00
	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$39,518,000.00
	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,286,998.21
I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections
	1.	Class A Available Funds	$9,204,026.62
		a. Class A Monthly Interest	$670,161.81
		b. Class A Outstanding Monthly Interest	$0.00
		c. Class A Additional Interest	$0.00
		d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,258,853.92
		e. Excess Spread	$7,275,010.89
	2.	Class B Available Funds	$575,260.27
		a. Class B Monthly Interest	$23,030.42
		b. Class B Outstanding Monthly Interest	$0.00
		c. Class B Additional Interest	$0.00
		d. Excess Spread	$552,229.85
	3.	Collateral Available Funds	$679,859.30
		a. Excess Spread	$679,859.30
	4.	Total Excess Spread	$8,507,100.04
K.	Reallocated Principal Collections
	1.	Principal Allocation Percentage	55.4690%
	2.	Series 2008-4 Allocable Principal Collections	$378,904,341.22
	3.	Principal Allocation Percentage of Series 2008-4 Allocable Principal Collections	$210,174,423.01
	4.	Reallocated Principal Collections Required to fund the Required Amount	$0.00
	5.	Item 3 minus Item 4	$210,174,423.01
	6.	Shared Principal Collections from other Series allocated to Series 2008-4	$396,351,057.75
	7.	Other amounts treated as Available Principal Collections:	$1,430,519.24
	8.	Available Principal Collections (total of items 5, 6 and 7)	$607,956,000.00
L.	Application of Available Principal Collections during Revolving Period
	1.	Collateral Invested Amount	N/A
	2.	Required Collateral Invested Amount	N/A
	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	N/A
	4.	Treated as Shared Principal Collections	N/A

M.	Application of Principal Collections During Accumulation or Amortization Period
	1.	Principal Funding Account	$568,438,000.00
	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$39,518,000.00
	3.	Distribution of Principal	$607,956,000.00
	4.	Treated as Shared Principal Collections	$0.00
N.1.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-4
	1.	Excess Spread	$8,507,100.04
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$78,679.55
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Minimum Monthly Interest	$35,176.51
	9.	Applied to unpaid Monthly Servicing Fee	$1,013,260.00
	10.	Collateral Default Amount treated as Available Principal Collections	$92,985.77
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest holder (s)	$7,286,998.21
N.2.	Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-4
	1.	Excess Spread	$8,507,100.04
	2.	Excess Finance Charge Collections	$0.00
	3.	Funds from Series 2009-D-II	$0.00
	4.	Applied to fund Class A Required Amount	$0.00
	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	6.	Applied to fund overdue Class B Interest	$0.00
	7.	Applied to fund Class B Required Amount	$78,679.55
	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	9.	Applied to Collateral Minimum Monthly Interest	$35,176.51
	10.	Applied to unpaid Monthly Servicing Fee	$1,013,260.00
	11.	Collateral Default Amount treated as Available Principal Collections	$92,985.77
	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	13.	Deposited to Reserve Account	$0.00
	14.	Remaining Excess Spread distributed to Collateral Interest Holder (s)	$7,286,998.21

O.	Yield and Base Rate
	1.	Base Rate
		a. Current Monthly Period	3.6056%
		b. Prior Monthly Period	3.7605%
		c. Second Prior Monthly Period	3.3022%
	2.	Three Month Average Base Rate	3.5561%
	3.	Series Adjusted Portfolio Yield
		a. Current Monthly Period	16.9392%
		b. Prior Monthly Period	18.9132%
		c. Second Prior Monthly Period	19.6505%
	4.	Three Month average Series Adjusted Portfolio Yield	18.5010%
	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-6 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,765,673,060.45	1,534,091,000.00	1,231,582,060.45
Beginning Adjusted Invested Amount	N/A	1,534,091,000.00	N/A
Floating Allocation Percentage	N/A	55.4690%	44.5310%
Principal Allocation Percentage	N/A	55.4690%	44.5310%
Collections of Finance Charge Receivables	46,370,094.22	25,721,024.38	20,649,069.84
Collections of Principal Receivables	956,111,527.37	530,345,437.47	425,766,089.90
Defaulted Amount	6,507,623.12	3,609,713.02	2,897,910.10
Ending Invested Amount / Transferor Amount	2,780,423,697.47	1,534,091,000.00	1,246,332,697.47

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	March 13, 2014	March 13, 2014	March 13, 2014
Coupon March 17, 2014 to April 14, 2014	1.35500%	3.15500%	4.65500%
Monthly Interest Due	1,473,562.50	214,441.41	373,921.15	2,061,925.06
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,473,562.50	214,441.41	373,921.15	2,061,925.06
Investor Default Amount	3,176,547.27	198,534.20	234,631.55	3,609,713.02
Investor Monthly Fees Due	2,250,000.00	140,625.00	166,193.33	2,556,818.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,900,109.77	553,600.61	774,746.03	8,228,456.41
Reallocated Investor Finance Charge Collections				26,615,956.06
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.1056%
Base Rate				3.7894%
Excess Spread Percentage				14.3831%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00
Distributions of Interest	1,473,562.50	214,441.41	373,921.15	2,061,925.06
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,473,562.50	214,441.41	373,921.15	2,061,925.06
Ending Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$1.09
(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.09
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$2.54
(2) The amount of the distribution in respect of Class B Monthly Interest:	$2.54
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
	(1)	The total amount distributed to the Collateral Interest Holder:	$18,761,420.80
	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$373,921.15
	(3)	The amount of the distribution in respect of Collateral Additional Interest:	$0.00
	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$18,387,499.65
I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections
	1.	Class A Available Funds	$23,422,039.94
		a. Class A Monthly Interest	$1,473,562.50
		b. Class A Outstanding Monthly Interest	$0.00
		c. Class A Additional Interest	$0.00
		d. Class A Investor Default Amount (treated as Available Principal Collections)	$3,176,547.27
		e. Excess Spread	$18,771,930.17
	2.	Class B Available Funds	$1,463,877.50
		a. Class B Monthly Interest	$214,441.41
		b. Class B Outstanding Monthly Interest	$0.00
		c. Class B Additional Interest	$0.00
		d. Excess Spread	$1,249,436.09
	3.	Collateral Available Funds	$1,730,038.62
		a. Excess Spread	$1,730,038.62
	4.	Total Excess Spread	$21,751,404.88
K.	Reallocated Principal Collections
	1.	Principal Allocation Percentage	55.4690%
	2.	Series 2008-6 Allocable Principal Collections	$956,111,527.37
	3.	Principal Allocation Percentage of Series 2008-6 Allocable Principal Collections	$530,345,437.47
	4.	Reallocated Principal Collections Required to fund the Required Amount	$0.00
	5.	Item 3 minus Item 4	$530,345,437.47
	6.	Shared Principal Collections from other Series allocated to Series 2008-6	$0.00
	7.	Other amounts treated as Available Principal Collections:	$3,609,713.02
	8.	Available Principal Collections (total of items 5, 6 and 7)	$533,955,150.49
L.	Application of Available Principal Collections during Revolving Period
	1.	Collateral Invested Amount	$99,716,000.00
	2.	Required Collateral Invested Amount	$99,716,000.00
	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
	4.	Treated as Shared Principal Collections	$533,955,150.49

M.	Application of Principal Collections During Accumulation or Amortization Period
	1.	Principal Funding Account	$0.00
	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
	3.	Distribution of Principal	$0.00
	4.	Treated as Shared Principal Collections	$0.00
N.1.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-6
	1.	Excess Spread	$21,751,404.88
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$198,534.20
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Minimum Monthly Interest	$373,921.15
	9.	Applied to unpaid Monthly Servicing Fee	$2,556,818.33
	10.	Collateral Default Amount treated as Available Principal Collections	$234,631.55
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$18,387,499.65
N.2.	Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-6
	1.	Excess Spread	$21,751,404.88
	2.	Excess Finance Charge Collections	$0.00
	3.	Funds from Series 2009-D-II	$0.00
	4.	Applied to fund Class A Required Amount	$0.00
	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	6.	Applied to fund overdue Class B Interest	$0.00
	7.	Applied to fund Class B Required Amount	$198,534.20
	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	9.	Applied to Collateral Minimum Monthly Interest	$373,921.15
	10.	Applied to unpaid Monthly Servicing Fee	$2,556,818.33
	11.	Collateral Default Amount treated as Available Principal Collections	$234,631.55
	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	13.	Deposited to Reserve Account	$0.00
	14.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$18,387,499.65

O.	Yield and Base Rate
	1.	Base Rate
		a. Current Monthly Period	3.7894%
		b. Prior Monthly Period	3.9443%
		c. Second Prior Monthly Period	3.4860%
	2.	Three Month Average Base Rate	3.7399%
	3.	Series Adjusted Portfolio Yield
		a. Current Monthly Period	17.1056%
		b. Prior Monthly Period	19.0904%
		c. Second Prior Monthly Period	19.8586%
	4.	Three Month average Series Adjusted Portfolio Yield	18.6849%
	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2009-2 Certificates

	Series	Total Investor	Transferors’ Interest
A. Investor/Transferor Allocations	Allocations	Interest
Beginning Invested Amount/Transferor Amount	2,731,535,069.24	1,515,155,000.00	1,216,380,069.24
Beginning Adjusted Invested Amount	N/A	1,515,155,000.00	N/A
Floating Allocation Percentage	N/A	55.4690%	44.5310%
Principal Allocation Percentage	N/A	55.4690%	44.5310%
Collections of Finance Charge Receivables	45,797,726.54	25,403,537.79	20,394,188.75
Collections of Principal Receivables	944,309,797.30	523,799,136.62	420,510,660.68
Defaulted Amount	6,427,296.49	3,565,156.65	2,862,139.84
Ending Invested Amount / Transferor Amount	2,746,103,632.28	1,515,155,000.00	1,230,948,632.28

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	March 13, 2014	March 13, 2014	March 13, 2014
Coupon March 17, 2014 to April 14, 2014	1.40500%	0.85500%	5.40500%
Monthly Interest Due	1,414,756.94	62,607.38	428,806.43	1,906,170.75
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,414,756.94	62,607.38	428,806.43	1,906,170.75
Investor Default Amount	2,941,247.47	213,887.52	410,021.66	3,565,156.65
Investor Monthly Fees Due	2,083,333.33	151,500.00	290,425.00	2,525,258.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,439,337.74	427,994.90	1,129,253.09	7,996,585.73
Reallocated Investor Finance Charge Collections				26,157,119.90
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.0075%
Base Rate				3.6811%
Excess Spread Percentage				14.3831%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00
Distributions of Interest	1,414,756.94	62,607.38	428,806.43	1,906,170.75
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,414,756.94	62,607.38	428,806.43	1,906,170.75
Ending Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution:	$1.13
	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.13
	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
	(1)	The total amount of Class A Investor Charge-Offs:	$0.00
	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.69
	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.69
	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
	(1)	The total amount distributed to the Collateral Interest Holder:	$18,589,340.59
	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$428,806.43
	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$18,160,534.16
I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections
	1.	Class A Available Funds	$21,579,574.28
		a. Class A Monthly Interest	$1,414,756.94
		b. Class A Outstanding Monthly Interest	$0.00
		c. Class A Additional Interest	$0.00
		d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,941,247.47
		e. Excess Spread	$17,223,569.87
	2.	Class B Available Funds	$1,569,266.64
		a. Class B Monthly Interest	$62,607.38
		b. Class B Outstanding Monthly Interest	$0.00
		c. Class B Additional Interest	$0.00
		d. Excess Spread	$1,506,659.26
	3.	Collateral Available Funds	$3,008,278.97
		a. Excess Spread	$3,008,278.97
	4.	Total Excess Spread	$21,738,508.10
K.	Reallocated Principal Collections
	1.	Principal Allocation Percentage	55.4690%
	2.	Series 2009-2 Allocable Principal Collections	$944,309,797.30
	3.	Principal Allocation Percentage of Series 2009-2 Allocable Principal Collections	$523,799,136.62
	4.	Reallocated Principal Collections Required to fund the Required Amount	$0.00
	5.	Item 3 minus Item 4	$523,799,136.62
	6.	Shared Principal Collections from other Series allocated to Series 2009-2	$0.00
	7.	Other amounts treated as Available Principal Collections:	$3,565,156.65
	8.	Available Principal Collections (total of items 5, 6 and 7)	$527,364,293.27
L.	Application of Available Principal Collections during Revolving Period
	1.	Collateral Invested Amount	$174,255,000.00
	2.	Required Collateral Invested Amount	$174,255,000.00
	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
	4.	Treated as Shared Principal Collections	$527,364,293.27

M.	Application of Principal Collections During Accumulation or Amortization Period
	1.	Principal Funding Account	$0.00
	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
	3.	Distribution of Principal	$0.00
	4.	Treated as Shared Principal Collections	$0.00
N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-2
	1.	Excess Spread	$21,738,508.10
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$213,887.52
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest	$428,806.43
	9.	Applied to unpaid Monthly Servicing Fee	$2,525,258.33
	10.	Collateral Default Amount treated as Available Principal Collections	$410,021.66
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$18,160,534.16
O.	Yield and Base Rate
	1.	Base Rate
		a. Current Monthly Period	3.6811%
		b. Prior Monthly Period	3.8360%
		c. Second Prior Monthly Period	3.3775%
	2.	Three Month Average Base Rate	3.6315%
	3.	Series Adjusted Portfolio Yield
		a. Current Monthly Period	17.0075%
		b. Prior Monthly Period	18.9860%
		c. Second Prior Monthly Period	19.7357%
	4.	Three Month average Series Adjusted Portfolio Yield	18.5764%
	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P.	Reassignment Amount
		Adjusted Invested Amount	$1,515,155,000.00
		Monthly Interest	$2,831,185.64
		Monthly Interest previously due but not paid	$0.00
		Additional Interest	$0.00
		Additional Interest previously due but not paid	$0.00
		Reassignment Amount	$1,517,986,185.64

Series 2011-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,185,224,449.77	1,212,122,000.00	973,102,449.77
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	55.4690%	44.5310%
Principal Allocation Percentage	N/A	55.4690%	44.5310%
Collections of Finance Charge Receivables	36,638,120.78	20,322,796.70	16,315,324.08
Collections of Principal Receivables	755,446,591.36	419,038,617.89	336,407,973.47
Defaulted Amount	5,141,828.71	2,852,120.61	2,289,708.10
Ending Invested Amount / Transferor Amount	2,196,879,280.97	1,212,122,000.00	984,757,280.97

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	March 13, 2014	March 13, 2014	March 13, 2014
Coupon March 17, 2014 to April 14, 2014	0.32500%	0.85500%	1.20500%
Monthly Interest Due	261,805.56	50,090.72	76,478.10	388,374.38
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	261,805.56	50,090.72	76,478.10	388,374.38
Investor Default Amount	2,352,997.98	171,126.48	327,996.15	2,852,120.61
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,281,470.21	342,428.87	636,799.25	5,260,698.33
Reallocated Investor Finance Charge Collections				19,789,101.70
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.9380%
Base Rate				2.5010%
Excess Spread Percentage				14.3831%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	261,805.56	50,090.72	76,478.10	388,374.38
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	261,805.56	50,090.72	76,478.10	388,374.38
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution:	$0.26
	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.26
	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
	(1)	The total amount of Class A Investor Charge-Offs:	$0.00
	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.69
	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.69
	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
	(1)	The total amount distributed to the Collateral Interest Holder:	$14,604,881.47
	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$76,478.10
	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,528,403.37
I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections
	1.	Class A Available Funds		$16,325,998.29
		a.	Class A Monthly Interest	$261,805.56
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,352,997.98
		e.	Excess Spread	$13,711,194.75
	2.	Class B Available Funds		$1,187,340.88
		a.	Class B Monthly Interest	$50,090.72
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,137,250.16
	3.	Collateral Available Funds		$2,275,762.53
		a.	Excess Spread	$2,275,762.53
	4.	Total Excess Spread		$17,124,207.44
K.	Reallocated Principal Collections
	1.	Principal Allocation Percentage		55.4690%
	2.	Series 2011-1 Allocable Principal Collections		$755,446,591.36
	3.	Principal Allocation Percentage of Series 2011-1 Allocable Principal Collections		$419,038,617.89
	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00
	5.	Item 3 minus Item 4		$419,038,617.89
	6.	Shared Principal Collections from other Series allocated to Series 2011-1		$0.00
	7.	Other amounts treated as Available Principal Collections:		$2,852,120.61
	8.	Available Principal Collections (total of items 5, 6 and 7)		$421,890,738.50
L.	Application of Available Principal Collections during Revolving Period
	1.	Collateral Invested Amount		$139,395,000.00
	2.	Required Collateral Invested Amount		$139,395,000.00
	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00
	4.	Treated as Shared Principal Collections		$421,890,738.50

M.	Application of Principal Collections During Accumulation or Amortization Period
	1.	Principal Funding Account		$0.00
	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00
	3.	Distribution of Principal		$0.00
	4.	Treated as Shared Principal Collections		$0.00
N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2011-1
	1.	Excess Spread		$17,124,207.44
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$171,126.48
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$76,478.10
	9.	Applied to unpaid Monthly Servicing Fee		$2,020,203.34
	10.	Collateral Default Amount treated as Available Principal Collections		$327,996.15
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$14,528,403.37
O.	Yield and Base Rate
	1.	Base Rate
		a.	Current Monthly Period	2.5010%
		b.	Prior Monthly Period	2.6559%
		c.	Second Prior Monthly Period	2.1973%
	2.	Three Month Average Base Rate		2.4514%
	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	15.9380%
		b.	Prior Monthly Period	17.8480%
		c.	Second Prior Monthly Period	18.3982%
	4.	Three Month average Series Adjusted Portfolio Yield		17.3947%
	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes
P.	Reassignment Amount
		Adjusted Invested Amount		$1,212,122,000.00
		Monthly Interest		$932,996.18
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,213,054,996.18

Series 2012-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,092,614,027.69	606,062,000.00	486,552,027.69
Beginning Adjusted Invested Amount	N/A	606,062,000.00	N/A
Floating Allocation Percentage	N/A	55.4690%	44.5310%
Principal Allocation Percentage	N/A	55.4690%	44.5310%
Collections of Finance Charge Receivables	18,319,090.62	10,161,415.12	8,157,675.50
Collections of Principal Receivables	377,723,918.92	209,519,654.65	168,204,264.27
Defaulted Amount	2,570,918.60	1,426,062.66	1,144,855.94
Ending Invested Amount / Transferor Amount	1,098,441,452.91	606,062,000.00	492,379,452.91

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	March 13, 2014	March 13, 2014	March 13, 2014
Coupon March 17, 2014 to April 14, 2014	0.42500%	0.95500%	1.30500%
Monthly Interest Due	171,180.56	27,975.03	41,412.94	240,568.53
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	171,180.56	27,975.03	41,412.94	240,568.53
Investor Default Amount	1,176,498.99	85,564.42	163,999.25	1,426,062.66
Investor Monthly Fees Due	833,333.33	60,606.67	116,163.33	1,010,103.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,181,012.88	174,146.12	321,575.52	2,676,734.52
Reallocated Investor Finance Charge Collections				9,940,948.19
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.0252%
Base Rate				2.5973%
Excess Spread Percentage				14.3831%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00
Distributions of Interest	171,180.56	27,975.03	41,412.94	240,568.53
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	171,180.56	27,975.03	41,412.94	240,568.53
Ending Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution:	$0.34
	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.34
	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
	(1)	The total amount of Class A Investor Charge-Offs:	$0.00
	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.77
	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.77
	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
	(1)	The total amount distributed to the Collateral Interest Holder:	$7,305,626.60
	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$41,412.94
	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,264,213.66
I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections
	1.	Class A Available Funds	$8,201,263.39
		a. Class A Monthly Interest	$171,180.56
		b. Class A Outstanding Monthly Interest	$0.00
		c. Class A Additional Interest	$0.00
		d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,176,498.99
		e. Excess Spread	$6,853,583.84
	2.	Class B Available Funds	$596,461.48
		a. Class B Monthly Interest	$27,975.03
		b. Class B Outstanding Monthly Interest	$0.00
		c. Class B Additional Interest	$0.00
		d. Excess Spread	$568,486.45
	3.	Collateral Available Funds	$1,143,223.31
		a. Excess Spread	$1,143,223.31
	4.	Total Excess Spread	$8,565,293.60
K.	Reallocated Principal Collections
	1.	Principal Allocation Percentage	55.4690%
	2.	Series 2012-1 Allocable Principal Collections	$377,723,918.92
	3.	Principal Allocation Percentage of Series 2012-1 Allocable Principal Collections	$209,519,654.65
	4.	Reallocated Principal Collections Required to fund the Required Amount	$0.00
	5.	Item 3 minus Item 4	$209,519,654.65
	6.	Shared Principal Collections from other Series allocated to Series 2012-1	$0.00
	7.	Other amounts treated as Available Principal Collections:	$1,426,062.66
	8.	Available Principal Collections (total of items 5, 6 and 7)	$210,945,717.31
L.	Application of Available Principal Collections during Revolving Period
	1.	Collateral Invested Amount	$69,698,000.00
	2.	Required Collateral Invested Amount	$69,698,000.00
	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
	4.	Treated as Shared Principal Collections	$210,945,717.31

M.	Application of Principal Collections During Accumulation or Amortization Period
	1.	Principal Funding Account	$0.00
	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
	3.	Distribution of Principal	$0.00
	4.	Treated as Shared Principal Collections	$0.00
N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-1
	1.	Excess Spread	$8,565,293.60
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$85,564.42
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest	$41,412.94
	9.	Applied to unpaid Monthly Servicing Fee	$1,010,103.33
	10.	Collateral Default Amount treated as Available Principal Collections	$163,999.25
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,264,213.66
O.	Yield and Base Rate
	1.	Base Rate
		a. Current Monthly Period	2.5973%
		b. Prior Monthly Period	2.7522%
		c. Second Prior Monthly Period	2.2936%
	2.	Three Month Average Base Rate	2.5477%
	3.	Series Adjusted Portfolio Yield
		a. Current Monthly Period	16.0252%
		b. Prior Monthly Period	17.9409%
		c. Second Prior Monthly Period	18.5073%
	4.	Three Month average Series Adjusted Portfolio Yield	17.4911%
	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P.	Reassignment Amount
		Adjusted Invested Amount	$606,062,000.00
		Monthly Interest	$415,233.21
		Monthly Interest previously due but not paid	$0.00
		Additional Interest	$0.00
		Additional Interest previously due but not paid	$0.00
		Reassignment Amount	$606,477,233.21

Series 2012-2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	3,219,304,874.88	1,785,716,000.00	1,433,588,874.88
Beginning Adjusted Invested Amount	N/A	1,785,716,000.00	N/A
Floating Allocation Percentage	N/A	55.4690%	44.5310%
Principal Allocation Percentage	N/A	55.4690%	44.5310%
Collections of Finance Charge Receivables	53,975,819.67	29,939,843.71	24,035,975.96
Collections of Principal Receivables	1,112,935,055.49	617,333,869.51	495,601,185.98
Defaulted Amount	7,575,017.86	4,201,786.14	3,373,231.72
Ending Invested Amount / Transferor Amount	3,236,474,944.03	1,785,716,000.00	1,450,758,944.03

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	NA	NA	NA
Coupon March 17, 2014 to April 14, 2014	0.68000%	0.99000%	1.29000%
Monthly Interest Due	850,000.00	84,710.18	119,978.60	1,054,688.78
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	850,000.00	84,710.18	119,978.60	1,054,688.78
Investor Default Amount	3,529,496.97	241,603.48	430,685.69	4,201,786.14
Investor Monthly Fees Due	2,500,000.00	171,131.67	305,061.67	2,976,193.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,879,496.97	497,445.33	855,725.96	8,232,668.26
Reallocated Investor Finance Charge Collections				29,898,538.83
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.4138%
Base Rate				2.8411%
Excess Spread Percentage				14.5595%

C. Certificates—Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	102,679,000.00	183,037,000.00	1,785,716,000.00
Distributions of Interest	850,000.00	84,710.18	119,978.60	1,054,688.78
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	850,000.00	84,710.18	119,978.60	1,054,688.78
Ending Certificates Balance	1,500,000,000.00	102,679,000.00	183,037,000.00	1,785,716,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution:	$0.57
	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.57
	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
	(1)	The total amount of Class A Investor Charge-Offs:	$0.00
	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.83
	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.83
	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
	(1)	The total amount distributed to the Collateral Interest Holder:	$21,785,849.17
	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$119,978.60
	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$21,665,870.57
I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections
	1.	Class A Available Funds	$25,114,748.51
		a. Class A Monthly Interest	$850,000.00
		b. Class A Outstanding Monthly Interest	$0.00
		c. Class A Additional Interest	$0.00
		d. Class A Investor Default Amount (treated as Available Principal Collections)	$3,529,496.97
		e. Excess Spread	$20,735,251.54
	2.	Class B Available Funds	$1,719,171.51
		a. Class B Monthly Interest	$84,710.18
		b. Class B Outstanding Monthly Interest	$0.00
		c. Class B Additional Interest	$0.00
		d. Excess Spread	$1,634,461.33
	3.	Collateral Available Funds	$3,064,618.81
		a. Excess Spread	$3,064,618.81
	4.	Total Excess Spread	$25,434,331.68
K.	Reallocated Principal Collections
	1.	Principal Allocation Percentage	55.4690%
	2.	Series 2012-2 Allocable Principal Collections	$1,112,935,055.49
	3.	Principal Allocation Percentage of Series 2012-2 Allocable Principal Collections	$617,333,869.51
	4.	Reallocated Principal Collections Required to fund the Required Amount	$0.00
	5.	Item 3 minus Item 4	$617,333,869.51
	6.	Shared Principal Collections from other Series allocated to Series 2012-2	$0.00
	7.	Other amounts treated as Available Principal Collections:	$4,201,786.14
	8.	Available Principal Collections (total of items 5, 6 and 7)	$621,535,655.65
L.	Application of Available Principal Collections during Revolving Period
	1.	Collateral Invested Amount	$183,037,000.00
	2.	Required Collateral Invested Amount	$183,037,000.00
	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
	4.	Treated as Shared Principal Collections	$621,535,655.65

M.	Application of Principal Collections During Accumulation or Amortization Period
	1.	Principal Funding Account	$0.00
	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
	3.	Distribution of Principal	$0.00
	4.	Treated as Shared Principal Collections	$0.00
N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-2
	1.	Excess Spread	$25,434,331.68
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$241,603.48
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest	$119,978.60
	9.	Applied to unpaid Monthly Servicing Fee	$2,976,193.34
	10.	Collateral Default Amount treated as Available Principal Collections	$430,685.69
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$21,665,870.57
O.	Yield and Base Rate
	1.	Base Rate
		a. Current Monthly Period	2.8411%
		b. Prior Monthly Period	3.0515%
		c. Second Prior Monthly Period	2.4233%
	2.	Three Month Average Base Rate	2.7720%
	3.	Series Adjusted Portfolio Yield
		a. Current Monthly Period	16.4138%
		b. Prior Monthly Period	18.3526%
		c. Second Prior Monthly Period	18.8904%
	4.	Three Month average Series Adjusted Portfolio Yield	17.8856%
	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P.	Reassignment Amount
		Adjusted Invested Amount	$1,785,716,000.00
		Monthly Interest	$1,414,809.99
		Monthly Interest previously due but not paid	$0.00
		Additional Interest	$0.00
		Additional Interest previously due but not paid	$0.00
		Reassignment Amount	$1,787,130,809.99

Series 2012-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,185,224,449.77	1,212,122,000.00	973,102,449.77
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	55.4690%	44.5310%
Principal Allocation Percentage	N/A	55.4690%	44.5310%
Collections of Finance Charge Receivables	36,638,120.78	20,322,796.70	16,315,324.08
Collections of Principal Receivables	755,446,591.36	419,038,617.89	336,407,973.47
Defaulted Amount	5,141,828.71	2,852,120.61	2,289,708.10
Ending Invested Amount / Transferor Amount	2,196,879,280.97	1,212,122,000.00	984,757,280.97

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	March 13, 2014	March 13, 2014	March 13, 2014
Coupon March 17, 2014 to April 14, 2014	0.30500%	0.65500%	0.90500%
Monthly Interest Due	245,694.44	38,373.59	57,437.91	341,505.94
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	245,694.44	38,373.59	57,437.91	341,505.94
Investor Default Amount	2,352,997.98	171,126.48	327,996.15	2,852,120.61
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,265,359.09	330,711.74	617,759.06	5,213,829.89
Reallocated Investor Finance Charge Collections				19,742,233.26
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.8938%
Base Rate				2.4523%
Excess Spread Percentage				14.3831%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	245,694.44	38,373.59	57,437.91	341,505.94
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	245,694.44	38,373.59	57,437.91	341,505.94
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution:	$0.25
	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.25
	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
	(1)	The total amount of Class A Investor Charge-Offs:	$0.00
	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.53
	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.53
	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
	(1)	The total amount distributed to the Collateral Interest Holder:	$14,585,841.27
	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$57,437.91
	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,528,403.36
I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections
	1.	Class A Available Funds	$16,287,331.85
		a. Class A Monthly Interest	$245,694.44
		b. Class A Outstanding Monthly Interest	$0.00
		c. Class A Additional Interest	$0.00
		d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,352,997.98
		e. Excess Spread	$13,688,639.43
	2.	Class B Available Funds	$1,184,528.78
		a. Class B Monthly Interest	$38,373.59
		b. Class B Outstanding Monthly Interest	$0.00
		c. Class B Additional Interest	$0.00
		d. Excess Spread	$1,146,155.19
	3.	Collateral Available Funds	$2,270,372.62
		a. Excess Spread	$2,270,372.62
	4.	Total Excess Spread	$17,105,167.24
K.	Reallocated Principal Collections
	1.	Principal Allocation Percentage	55.4690%
	2.	Series 2012-3 Allocable Principal Collections	$755,446,591.36
	3.	Principal Allocation Percentage of Series 2012-3 Allocable Principal Collections	$419,038,617.89
	4.	Reallocated Principal Collections Required to fund the Required Amount	$0.00
	5.	Item 3 minus Item 4	$419,038,617.89
	6.	Shared Principal Collections from other Series allocated to Series 2012-3	$0.00
	7.	Other amounts treated as Available Principal Collections:	$2,852,120.61
	8.	Available Principal Collections (total of items 5, 6 and 7)	$421,890,738.50
L.	Application of Available Principal Collections during Revolving Period
	1.	Collateral Invested Amount	$139,395,000.00
	2.	Required Collateral Invested Amount	$139,395,000.00
	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
	4.	Treated as Shared Principal Collections	$421,890,738.50

M.	Application of Principal Collections During Accumulation or Amortization Period
	1.	Principal Funding Account	$0.00
	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
	3.	Distribution of Principal	$0.00
	4.	Treated as Shared Principal Collections	$0.00
N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-3
	1.	Excess Spread	$17,105,167.24
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$171,126.48
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest	$57,437.91
	9.	Applied to unpaid Monthly Servicing Fee	$2,020,203.34
	10.	Collateral Default Amount treated as Available Principal Collections	$327,996.15
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$14,528,403.36
O.	Yield and Base Rate
	1.	Base Rate
		a. Current Monthly Period	2.4523%
		b. Prior Monthly Period	2.6072%
		c. Second Prior Monthly Period	2.1486%
	2.	Three Month Average Base Rate	2.4027%
	3.	Series Adjusted Portfolio Yield
		a. Current Monthly Period	15.8938%
		b. Prior Monthly Period	17.8011%
		c. Second Prior Monthly Period	18.3430%
	4.	Three Month average Series Adjusted Portfolio Yield	17.3460%
	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P.	Reassignment Amount
		Adjusted Invested Amount	$1,212,122,000.00
		Monthly Interest	$617,600.63
		Monthly Interest previously due but not paid	$0.00
		Additional Interest	$0.00
		Additional Interest previously due but not paid	$0.00
		Reassignment Amount	$1,212,739,600.63

Series 2012-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,130,595,731.48	1,181,820,000.00	948,775,731.48
Beginning Adjusted Invested Amount	N/A	1,181,820,000.00	N/A
Floating Allocation Percentage	N/A	55.4690%	44.5310%
Principal Allocation Percentage	N/A	55.4690%	44.5310%
Collections of Finance Charge Receivables	35,722,199.50	19,814,744.39	15,907,455.11
Collections of Principal Receivables	736,561,080.98	408,563,015.43	327,998,065.55
Defaulted Amount	5,013,287.45	2,780,820.07	2,232,467.38
Ending Invested Amount / Transferor Amount	2,141,959,202.00	1,181,820,000.00	960,139,202.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	March 13, 2014	March 13, 2014	March 13, 2014
Coupon March 17, 2014 to April 14, 2014	0.39500%	0.70500%	0.95500%
Monthly Interest Due	310,239.58	40,270.97	59,097.28	409,607.83
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	310,239.58	40,270.97	59,097.28	409,607.83
Investor Default Amount	2,294,173.02	166,851.09	319,795.96	2,780,820.07
Investor Monthly Fees Due	1,625,000.00	118,183.33	226,516.67	1,969,700.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,229,412.60	325,305.39	605,409.91	5,160,127.90
Reallocated Investor Finance Charge Collections				19,325,333.77
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.9678%
Base Rate				2.5339%
Excess Spread Percentage				14.3831%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	975,000,000.00	70,910,000.00	135,910,000.00	1,181,820,000.00
Distributions of Interest	310,239.58	40,270.97	59,097.28	409,607.83
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	310,239.58	40,270.97	59,097.28	409,607.83
Ending Certificates Balance	975,000,000.00	70,910,000.00	135,910,000.00	1,181,820,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution:	$0.32
	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.32
	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
	(1)	The total amount of Class A Investor Charge-Offs:	$0.00
	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.57
	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.57
	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
	(1)	The total amount distributed to the Collateral Interest Holder:	$14,224,303.15
	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$59,097.28
	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,165,205.87
I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections
	1.	Class A Available Funds	$15,943,375.83
		a. Class A Monthly Interest	$310,239.58
		b. Class A Outstanding Monthly Interest	$0.00
		c. Class A Additional Interest	$0.00
		d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,294,173.02
		e. Excess Spread	$13,338,963.23
	2.	Class B Available Funds	$1,159,533.11
		a. Class B Monthly Interest	$40,270.97
		b. Class B Outstanding Monthly Interest	$0.00
		c. Class B Additional Interest	$0.00
		d. Excess Spread	$1,119,262.14
	3.	Collateral Available Funds	$2,222,424.83
		a. Excess Spread	$2,222,424.83
	4.	Total Excess Spread	$16,680,650.20
K.	Reallocated Principal Collections
	1.	Principal Allocation Percentage	55.4690%
	2.	Series 2012-4 Allocable Principal Collections	$736,561,080.98
	3.	Principal Allocation Percentage of Series 2012-4 Allocable Principal Collections	$408,563,015.43
	4.	Reallocated Principal Collections Required to fund the Required Amount	$0.00
	5.	Item 3 minus Item 4	$408,563,015.43
	6.	Shared Principal Collections from other Series allocated to Series 2012-4	$0.00
	7.	Other amounts treated as Available Principal Collections:	$2,780,820.07
	8.	Available Principal Collections (total of items 5, 6 and 7)	$411,343,835.50
L.	Application of Available Principal Collections during Revolving Period
	1.	Collateral Invested Amount	$135,910,000.00
	2.	Required Collateral Invested Amount	$135,910,000.00
	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
	4.	Treated as Shared Principal Collections	$411,343,835.50

M.	Application of Principal Collections During Accumulation or Amortization Period
	1.	Principal Funding Account	$0.00
	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
	3.	Distribution of Principal	$0.00
	4.	Treated as Shared Principal Collections	$0.00
N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-4
	1.	Excess Spread	$16,680,650.20
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$166,851.09
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest	$59,097.28
	9.	Applied to unpaid Monthly Servicing Fee	$1,969,700.00
	10.	Collateral Default Amount treated as Available Principal Collections	$319,795.96
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$14,165,205.87
O.	Yield and Base Rate
	1.	Base Rate
		a. Current Monthly Period	2.5339%
		b. Prior Monthly Period	2.6888%
		c. Second Prior Monthly Period	2.2303%
	2.	Three Month Average Base Rate	2.4843%
	3.	Series Adjusted Portfolio Yield
		a. Current Monthly Period	15.9678%
		b. Prior Monthly Period	17.8798%
		c. Second Prior Monthly Period	18.4355%
	4.	Three Month average Series Adjusted Portfolio Yield	17.4277%
	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P.	Reassignment Amount
		Adjusted Invested Amount	$1,181,820,000.00
		Monthly Interest	$702,592.50
		Monthly Interest previously due but not paid	$0.00
		Additional Interest	$0.00
		Additional Interest previously due but not paid	$0.00
		Reassignment Amount	$1,182,522,592.50

Series 2012-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,287,723,031.64	714,287,000.00	573,436,031.64
Beginning Adjusted Invested Amount	N/A	714,287,000.00	N/A
Floating Allocation Percentage	N/A	55.4690%	44.5310%
Principal Allocation Percentage	N/A	55.4690%	44.5310%
Collections of Finance Charge Receivables	21,590,346.00	11,975,947.54	9,614,398.46
Collections of Principal Receivables	445,174,396.14	246,933,755.23	198,240,640.91
Defaulted Amount	3,030,009.69	1,680,715.87	1,349,293.82
Ending Invested Amount / Transferor Amount	1,294,591,065.07	714,287,000.00	580,304,065.07

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	NA	NA	NA
Coupon March 17, 2014 to April 14, 2014	0.59000%	0.77000%	1.07000%
Monthly Interest Due	295,000.00	26,354.53	39,806.68	361,161.21
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	295,000.00	26,354.53	39,806.68	361,161.21
Investor Default Amount	1,411,798.79	96,642.33	172,274.75	1,680,715.87
Investor Monthly Fees Due	1,000,000.00	68,453.33	122,025.00	1,190,478.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,706,798.79	191,450.19	334,106.43	3,232,355.41
Reallocated Investor Finance Charge Collections	11,898,710.92
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.3168%
Base Rate				2.7341%
Excess Spread Percentage				14.5595%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	41,072,000.00	73,215,000.00	714,287,000.00
Distributions of Interest	295,000.00	26,354.53	39,806.68	361,161.21
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	295,000.00	26,354.53	39,806.68	361,161.21
Ending Certificates Balance	600,000,000.00	41,072,000.00	73,215,000.00	714,287,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution:	$0.49
	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.49
	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
	(1)	The total amount of Class A Investor Charge-Offs:	$0.00
	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.64
	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.64
	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
	(1)	The total amount distributed to the Collateral Interest Holder:	$8,706,162.19
	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$39,806.68
	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,666,355.51
I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections
	1.	Class A Available Funds		$9,994,899.18
		a.	Class A Monthly Interest	$295,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,411,798.79
		e.	Excess Spread	$8,288,100.39
	2.	Class B Available Funds		$684,184.17
		a.	Class B Monthly Interest	$26,354.53
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$657,829.64
	3.	Collateral Available Funds		$1,219,627.57
		a.	Excess Spread	$1,219,627.57
	4.	Total Excess Spread		$10,165,557.60
K.	Reallocated Principal Collections
	1.	Principal Allocation Percentage		55.4690%
	2.	Series 2012-5 Allocable Principal Collections		$445,174,396.14
	3.	Principal Allocation Percentage of Series 2012-5 Allocable Principal Collections		$246,933,755.23
	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00
	5.	Item 3 minus Item 4		$246,933,755.23
	6.	Shared Principal Collections from other Series allocated to Series 2012-5		$0.00
	7.	Other amounts treated as Available Principal Collections:		$1,680,715.87
	8.	Available Principal Collections (total of items 5, 6 and 7)		$248,614,471.10
L.	Application of Available Principal Collections during Revolving Period
	1.	Collateral Invested Amount		$73,215,000.00
	2.	Required Collateral Invested Amount		$73,215,000.00
	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00
	4.	Treated as Shared Principal Collections		$248,614,471.10

M.	Application of Principal Collections During Accumulation or Amortization Period
	1.	Principal Funding Account		$0.00
	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00
	3.	Distribution of Principal		$0.00
	4.	Treated as Shared Principal Collections		$0.00
N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-5
	1.	Excess Spread		$10,165,557.60
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$96,642.33
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$39,806.68
	9.	Applied to unpaid Monthly Servicing Fee		$1,190,478.33
	10.	Collateral Default Amount treated as Available Principal Collections		$172,274.75
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$8,666,355.51
O.	Yield and Base Rate
	1.	Base Rate
		a.	Current Monthly Period	2.7341%
		b.	Prior Monthly Period	2.9366%
		c.	Second Prior Monthly Period	2.3320%
	2.	Three Month Average Base Rate		2.6676%
	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	16.3168%
		b.	Prior Monthly Period	18.2418%
		c.	Second Prior Monthly Period	18.7869%
	4.	Three Month average Series Adjusted Portfolio Yield		17.7818%
	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes
P.	Reassignment Amount
		Adjusted Invested Amount		$714,287,000.00
		Monthly Interest		$472,353.91
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$714,759,353.91

Series 2012-A Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	0.00	0.00	0.00
Beginning Adjusted Invested Amount	N/A	0.00	N/A
Floating Allocation Percentage	N/A	0.0000%	100.0000%
Principal Allocation Percentage	N/A	0.0000%	100.0000%
Collections of Finance Charge Receivables	0.00	0.00	0.00
Collections of Principal Receivables	0.00	0.00	0.00
Defaulted Amount	0.00	0.00	0.00
Ending Invested Amount / Transferor Amount	0.00	0.00	0.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account Withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Increase LIBOR Determination Date	N/A	N/A	N/A
Coupon (3/17/14 to 4/14/14)	N/A	N/A	N/A
Monthly Interest Due	0.00	0.00	0.00	0.00
a. Estimated Interest	0.00	0.00
b. Capped Class A Additional Transaction Costs	0.00	0.00	0.00
c. Interest Underpayment	0.00	0.00	0.00	0.00
d. Interest Overpayment	0.00	0.00	0.00	0.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	0.00	0.00	0.00	0.00
Investor Default Amount	0.00	0.00	0.00	0.00
Investor Monthly Fees Due	0.00	0.00	0.00	0.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Additional Transaction Costs (not included in Monthly Interest)	0.00	0.00		0.00
Total Due	0.00	0.00	0.00	0.00
Reallocated Investor Finance Charge Collections				0.00
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				0.0000%
Base Rate				0.0000%
Excess Spread Percentage				0.0000%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	0.00	0.00	0.00	0.00
Invested Amount Increases	0.00	0.00	0.00	0.00
Distributions of Interest	0.00	0.00	0.00	0.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	0.00	0.00	0.00	0.00
Ending Certificates Balance	0.00	0.00	0.00	0.00

D.	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 certificate principal amount.
	1.	The total amount of the distribution:	$0.00
	2.	The amount of the distribution in respect of Class A Monthly Interest:	$0.00
	3.	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
	4.	The amount of the distribution in respect of Class A Additional Interest:	$0.00
	5.	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
	6.	The amount of the distribution in respect of Class A Additional Transaction Costs (not included in Class A Monthly Interest):	$0.00
E.	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
	1.	The total amount of Class A Investor Charge-Offs:	$0.00
	2.	The amount of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00
	3.	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
	4.	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00
	5.	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F.	Information regarding distributions in respect of the Class B Certificates per $1,000 certificate principal amount.
	1.	The total amount of the distribution in respect of Class B Certificates:	$0.00
	2.	The amount of the distribution in respect of Class B Monthly Interest:	$0.00
	3.	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
	4.	The amount of the distribution in respect of Class B Additional Interest:	$0.00
	5.	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
	6.	The amount of the distribution in respect of Class B Additional Transaction Costs (not included in Class B Monthly Interest):	$0.00
G.	Amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount on such Distribution Date.
	1.	The amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount:	$0.00
	2.	The amount of the reductions in the Class B Invested Amount per $1,000 certificate principal amount:	$0.00
	3.	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
	4.	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 certificate principal amount:	$0.00
	5.	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H.	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
	1.	The total amount distributed to the Collateral Interest Holder:		$0.00
	2.	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:		$0.00
	3.	The amount of the distribution in respect of Collateral Senior Additional Interest:		$0.00
	4.	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:		$0.00
	5.	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:		$0.00
I.	Amount of reductions in Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount.
	1.	The amount of reductions in the Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount:		$0.00
	2.	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:		$0.00
J.	Application of Reallocated Investor Finance Charge Collections
	1.	Class A Available Funds		$0.00
		a.	Class A Monthly Interest	$0.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$0.00
		e.	Excess Spread	$0.00
	2.	Class B Available Funds		$0.00
		a.	Class B Monthly Interest	$0.00
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$0.00
	3.	Collateral Available Funds		$0.00
		a.	Excess Spread	$0.00
	4.	Total Excess Spread		$0.00

K.	Reallocated Principal Collections
	1.	Principal Allocation Percentage	0.0000%
	2.	Series 2012-A Allocable Principal Collections	$0.00
	3.	Principal Allocation Percentage of Series 2012-A Allocable Principal Collections	$0.00
	4.	Reallocated Principal Collections Required to fund the Required Amount	$0.00
	5.	Item 3 minus Item 4	$0.00
	6.	Shared Principal Collections from other Series allocated to Series 2012-A	$0.00
	7.	Other amounts treated as Available Principal Collections	$0.00
	8.	Available Principal Collections (total of items 5, 6 & 7)	$0.00
L.	Application of Available Principal Collections during Revolving Period
	1.	Treated as Shared Principal Collections	$0.00
M.	Application of Principal Collections During Accumulation or Amortization Period
	1.	Principal Funding Account	$0.00
	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
	3.	Distribution of Principal	$0.00
	4.	Treated as Shared Principal Collections	$0.00

N.	Application of Excess Spread, Excess Finance Charge Collections and Available Interest Reserve Account Amount Allocated to Series 2012-A
	1.	Excess Spread	$0.00
	2.	Excess Finance Charge Collections	$0.00
	3.	Available Interest Reserve Account Amount	$0.00
	4.	Applied to fund Class A Required Amount	$0.00
	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	6.	Applied to fund overdue Class B Interest	$0.00
	7.	Applied to fund Class B Required Amount	$0.00
	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	9.	Applied to Collateral Senior Minimum Monthly Interest	$0.00
	10.	Applied to unpaid Monthly Servicing Fee	$0.00
	11.	Collateral Default Amount treated as Available Principal Collections	$0.00
	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	13.	Deposited to Reserve Account	$0.00
	14.	Applied to pay Class A Additional Transaction Costs (not included in Class A Monthly Interest)	$0.00
	15.	Applied to pay Class B Additional Transaction Costs (not included in Class B Monthly Interest)	$0.00
	16.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$0.00
	17.	Available Excess Overpayment Account Amount distributed to Collateral Interest Holder(s)	$0.00
O.	Funding of Interest Reserve Account and Payment of Additional Transaction Costs
	1.	Interest Reserve Account Opening Balance	$0.00
	2.	Excess of Excess Finance Charge Collections over aggregate Finanace Charge Shortfalls	$0.00
	3.	Deposited to Interest Reserve Account	$0.00
	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00
P.	Funding of Excess Overpayment Account Amount
	1.	Excess Overpayment Account Opening Balance	$0.00
	2.	Amount deposited into Excess Overpayment Account in respect of Class A Certificates	$0.00
	3.	Amount deposited into Excess Overpayment Account in respect of Class B Certificates	$0.00
	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00
	5.	Available Excess Overpayment Account Amount distributed to the Collateral Interest Holder	$0.00

Q.	Yield and Base Rate
	1.	Base Rate
		a.	Current Monthly Period	0.0000%
		b.	Prior Monthly Period	N/A
	2.	Three Month Average Base Rate		N/A
	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	0.0000%
		b.	Prior Monthly Period	N/A
		c.	Second Prior Monthly Period	18.5253%
	4.	Three Month average Series Adjusted Portfolio Yield		N/A
	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate:?		N/A
R.	Reassignment Amount
	1.	Adjusted Invested Amount		0.00
	2.	Monthly Interest		0.00
	3.	Monthly Interest previously due but not paid		0.00
	4.	Additional Interest		0.00
	5.	Additional Interest previously due but not paid		0.00
	6.	Reassignment Amount		0.00

Series 2013-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,146,202,648.98	1,190,477,000.00	955,725,648.98
Beginning Adjusted Invested Amount	N/A	1,190,477,000.00	N/A
Floating Allocation Percentage	N/A	55.4690%	44.5310%
Principal Allocation Percentage	N/A	55.4690%	44.5310%
Collections of Finance Charge Receivables	35,983,869.71	19,959,890.22	16,023,979.49
Collections of Principal Receivables	741,956,495.91	411,555,797.77	330,400,698.14
Defaulted Amount	5,050,010.49	2,801,189.97	2,248,820.52
Ending Invested Amount / Transferor Amount	2,157,649,358.54	1,190,477,000.00	967,172,358.54

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	March 13, 2014	March 13, 2014	March 13, 2014
Coupon March 17, 2014 to April 14, 2014	0.57500%	0.85500%	1.10500%
Monthly Interest Due	463,194.44	36,897.72	68,879.84	568,972.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	463,194.44	36,897.72	68,879.84	568,972.00
Investor Default Amount	2,352,997.97	126,054.81	322,137.19	2,801,189.97
Investor Monthly Fees Due	1,666,666.67	89,286.67	228,175.00	1,984,128.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,482,859.08	252,239.20	619,192.03	5,354,290.31
Reallocated Investor Finance Charge Collections				19,623,258.33
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.1176%
Base Rate				2.6992%
Excess Spread Percentage				14.3831%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	53,572,000.00	136,905,000.00	1,190,477,000.00
Distributions of Interest	463,194.44	36,897.72	68,879.84	568,972.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	463,194.44	36,897.72	68,879.84	568,972.00
Ending Certificates Balance	1,000,000,000.00	53,572,000.00	136,905,000.00	1,190,477,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution:	$0.46
	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.46
	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
	(1)	The total amount of Class A Investor Charge-Offs:	$0.00
	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.69
	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.69
	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
	(1)	The total amount distributed to the Collateral Interest Holder:	$14,337,847.86
	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$68,879.84
	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,268,968.02
I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections
	1.	Class A Available Funds		$16,483,525.79
		a.	Class A Monthly Interest	$463,194.44
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,352,997.97
		e.	Excess Spread	$13,667,333.38
	2.	Class B Available Funds		$883,055.44
		a.	Class B Monthly Interest	$36,897.72
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$846,157.72
	3.	Collateral Available Funds		$2,256,677.10
		a.	Excess Spread	$2,256,677.10
	4.	Total Excess Spread		$16,770,168.20
K.	Reallocated Principal Collections
	1.	Principal Allocation Percentage		55.4690%
	2.	Series 2013-1 Allocable Principal Collections		$741,956,495.91
	3.	Principal Allocation Percentage of Series 2013-1 Allocable Principal Collections		$411,555,797.77
	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00
	5.	Item 3 minus Item 4		$411,555,797.77
	6.	Shared Principal Collections from other Series allocated to Series 2013-1		$0.00
	7.	Other amounts treated as Available Principal Collections:		$2,801,189.97
	8.	Available Principal Collections (total of items 5, 6 and 7)		$414,356,987.74
L.	Application of Available Principal Collections during Revolving Period
	1.	Collateral Invested Amount		$136,905,000.00
	2.	Required Collateral Invested Amount		$136,905,000.00
	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00
	4.	Treated as Shared Principal Collections		$414,356,987.74

M.	Application of Principal Collections During Accumulation or Amortization Period
	1.	Principal Funding Account		$0.00
	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00
	3.	Distribution of Principal		$0.00
	4.	Treated as Shared Principal Collections		$0.00
N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2013-1
	1.	Excess Spread		$16,770,168.20
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$126,054.81
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$68,879.84
	9.	Applied to unpaid Monthly Servicing Fee		$1,984,128.34
	10.	Collateral Default Amount treated as Available Principal Collections		$322,137.19
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$14,268,968.02
O.	Yield and Base Rate
	1.	Base Rate
		a.	Current Monthly Period	2.6992%
		b.	Prior Monthly Period	2.8541%
		c.	Second Prior Monthly Period	2.3956%
	2.	Three Month Average Base Rate		2.6497%
	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	16.1176%
		b.	Prior Monthly Period	18.0392%
		c.	Second Prior Monthly Period	18.6229%
	4.	Three Month average Series Adjusted Portfolio Yield		17.5932%
	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes
P.	Reassignment Amount
		Adjusted Invested Amount		$1,190,477,000.00
		Monthly Interest		$816,153.68
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,191,293,153.68

Series 2013-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,287,721,228.83	714,286,000.00	573,435,228.83
Beginning Adjusted Invested Amount	N/A	714,286,000.00	N/A
Floating Allocation Percentage	N/A	55.4690%	44.5310%
Principal Allocation Percentage	N/A	55.4690%	44.5310%
Collections of Finance Charge Receivables	21,590,315.78	11,975,930.78	9,614,385.00
Collections of Principal Receivables	445,173,772.90	246,933,409.52	198,240,363.38
Defaulted Amount	3,030,005.45	1,680,713.52	1,349,291.93
Ending Invested Amount / Transferor Amount	1,294,589,252.64	714,286,000.00	580,303,252.64

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	March 13, 2014	March 13, 2014	March 13, 2014
Coupon March 17, 2014 to April 14, 2014	0.57500%	0.85500%	1.20500%
Monthly Interest Due	277,916.67	22,138.49	45,067.40	345,122.56
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	277,916.67	22,138.49	45,067.40	345,122.56
Investor Default Amount	1,411,798.80	75,632.41	193,282.31	1,680,713.52
Investor Monthly Fees Due	1,000,000.00	53,571.67	136,905.00	1,190,476.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,689,715.47	151,342.57	375,254.71	3,216,312.75
Reallocated Investor Finance Charge Collections				11,777,691.16
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.1236%
Base Rate				2.7058%
Excess Spread Percentage				14.3831%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	32,143,000.00	82,143,000.00	714,286,000.00
Distributions of Interest	277,916.67	22,138.49	45,067.40	345,122.56
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	277,916.67	22,138.49	45,067.40	345,122.56
Ending Certificates Balance	600,000,000.00	32,143,000.00	82,143,000.00	714,286,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution:	$0.46
	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.46
	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
	(1)	The total amount of Class A Investor Charge-Offs:	$0.00
	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.69
	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.69
	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
	(1)	The total amount distributed to the Collateral Interest Holder:	$8,606,445.82
	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$45,067.40
	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,561,378.42
I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections
	1.	Class A Available Funds		$9,893,256.62
		a.	Class A Monthly Interest	$277,916.67
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,411,798.80
		e.	Excess Spread	$8,203,541.15
	2.	Class B Available Funds		$529,998.25
		a.	Class B Monthly Interest	$22,138.49
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$507,859.76
	3.	Collateral Available Funds		$1,354,436.30
		a.	Excess Spread	$1,354,436.30
	4.	Total Excess Spread		$10,065,837.21
K.	Reallocated Principal Collections
	1.	Principal Allocation Percentage		55.4690%
	2.	Series 2013-2 Allocable Principal Collections		$445,173,772.90
	3.	Principal Allocation Percentage of Series 2013-2 Allocable Principal Collections		$246,933,409.52
	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00
	5.	Item 3 minus Item 4		$246,933,409.52
	6.	Shared Principal Collections from other Series allocated to Series 2013-2		$0.00
	7.	Other amounts treated as Available Principal Collections:		$1,680,713.52
	8.	Available Principal Collections (total of items 5, 6 and 7)		$248,614,123.04
L.	Application of Available Principal Collections during Revolving Period
	1.	Collateral Invested Amount		$82,143,000.00
	2.	Required Collateral Invested Amount		$82,143,000.00
	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00
	4.	Treated as Shared Principal Collections		$248,614,123.04

M.	Application of Principal Collections During Accumulation or Amortization Period
	1.	Principal Funding Account		$0.00
	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00
	3.	Distribution of Principal		$0.00
	4.	Treated as Shared Principal Collections		$0.00
N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2013-2
	1.	Excess Spread		$10,065,837.21
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$75,632.41
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$45,067.40
	9.	Applied to unpaid Monthly Servicing Fee		$1,190,476.67
	10.	Collateral Default Amount treated as Available Principal Collections		$193,282.31
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$8,561,378.42
O.	Yield and Base Rate
	1.	Base Rate
		a.	Current Monthly Period	2.7058%
		b.	Prior Monthly Period	2.8607%
		c.	Second Prior Monthly Period	2.4022%
	2.	Three Month Average Base Rate		2.6562%
	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	16.1236%
		b.	Prior Monthly Period	18.0455%
		c.	Second Prior Monthly Period	18.6303%
	4.	Three Month average Series Adjusted Portfolio Yield		17.5998%
	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes
P.	Reassignment Amount
		Adjusted Invested Amount		$714,286,000.00
		Monthly Interest		$493,434.06
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$714,779,434.06

Series 2013-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,042,086,699.87	578,035,000.00	464,051,699.87
Beginning Adjusted Invested Amount	N/A	578,035,000.00	N/A
Floating Allocation Percentage	N/A	55.4690%	44.5310%
Principal Allocation Percentage	N/A	55.4690%	44.5310%
Collections of Finance Charge Receivables	17,471,934.46	9,691,506.13	7,780,428.33
Collections of Principal Receivables	360,256,286.44	199,830,534.79	160,425,751.65
Defaulted Amount	2,452,027.90	1,360,115.19	1,091,912.71
Ending Invested Amount / Transferor Amount	1,047,644,639.05	578,035,000.00	469,609,639.05

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	NA	NA	NA
Coupon March 17, 2014 to April 14, 2014	0.98000%	1.28000%	1.58000%
Monthly Interest Due	408,333.33	23,121.07	41,859.47	473,313.87
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	408,333.33	23,121.07	41,859.47	473,313.87
Investor Default Amount	1,176,499.00	51,003.58	132,612.61	1,360,115.19
Investor Monthly Fees Due	833,333.33	36,126.67	93,931.67	963,391.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,418,165.66	110,251.32	268,403.75	2,796,820.73
Reallocated Investor Finance Charge Collections				9,810,047.63
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.6741%
Base Rate				3.1283%
Excess Spread Percentage				14.5595%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	21,676,000.00	56,359,000.00	578,035,000.00
Distributions of Interest	408,333.33	23,121.07	41,859.47	473,313.87
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	408,333.33	23,121.07	41,859.47	473,313.87
Ending Certificates Balance	500,000,000.00	21,676,000.00	56,359,000.00	578,035,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution:	$0.82
	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.82
	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
	(1)	The total amount of Class A Investor Charge-Offs:	$0.00
	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.07
	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.07
	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00
	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
	(1)	The total amount distributed to the Collateral Interest Holder:	$7,055,086.36
	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$41,859.47
	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,013,226.89
I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections
	1.	Class A Available Funds	$8,485,686.53
		a. Class A Monthly Interest	$408,333.33
		b. Class A Outstanding Monthly Interest	$0.00
		c. Class A Additional Interest	$0.00
		d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,176,499.00
		e. Excess Spread	$6,900,854.20
	2.	Class B Available Funds	$367,871.48
		a. Class B Monthly Interest	$23,121.07
		b. Class B Outstanding Monthly Interest	$0.00
		c. Class B Additional Interest	$0.00
		d. Excess Spread	$344,750.41
	3.	Collateral Available Funds	$956,489.61
		a. Excess Spread	$956,489.61
	4.	Total Excess Spread	$8,202,094.22
K.	Reallocated Principal Collections
	1.	Principal Allocation Percentage	55.4690%
	2.	Series 2013-3 Allocable Principal Collections	$360,256,286.44
	3.	Principal Allocation Percentage of Series 2013-3 Allocable Principal Collections	$199,830,534.79
	4.	Reallocated Principal Collections Required to fund the Required Amount	$0.00
	5.	Item 3 minus Item 4	$199,830,534.79
	6.	Shared Principal Collections from other Series allocated to Series 2013-3	$0.00
	7.	Other amounts treated as Available Principal Collections:	$1,360,115.19
	8.	Available Principal Collections (total of items 5, 6 and 7)	$201,190,649.98
L.	Application of Available Principal Collections during Revolving Period
	1.	Collateral Invested Amount	$56,359,000.00
	2.	Required Collateral Invested Amount	$56,359,000.00
	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
	4.	Treated as Shared Principal Collections	$201,190,649.98

M.	Application of Principal Collections During Accumulation or Amortization Period
	1.	Principal Funding Account		$0.00
	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00
	3.	Distribution of Principal		$0.00
	4.	Treated as Shared Principal Collections		$0.00
N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2013-3
	1.	Excess Spread		$8,202,094.22
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$51,003.58
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$41,859.47
	9.	Applied to unpaid Monthly Servicing Fee		$963,391.67
	10.	Collateral Default Amount treated as Available Principal Collections		$132,612.61
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$7,013,226.89
O.	Yield and Base Rate
	1.	Base Rate
		a.	Current Monthly Period	3.1283%
		b.	Prior Monthly Period	3.3600%
		c.	Second Prior Monthly Period	2.6683%
	2.	Three Month Average Base Rate		3.0522%
	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	16.6741%
		b.	Prior Monthly Period	18.6500%
		c.	Second Prior Monthly Period	19.1680%
	4.	Three Month average Series Adjusted Portfolio Yield		18.1640%
	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes
P.	Reassignment Amount
		Adjusted Invested Amount		$578,035,000.00
		Monthly Interest		$578,337.80
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$578,613,337.80

Series 2009-D-II Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	560,302,220.11	310,794,000.00	249,508,220.11
Beginning Adjusted Invested Amount	N/A	310,794,000.00	N/A
Floating Allocation Percentage	N/A	55.4690%	44.5310%
Principal Allocation Percentage	N/A	55.4690%	44.5310%
Collections of Finance Charge Receivables	9,394,193.08	5,210,864.31	4,183,328.77
Collections of Principal Receivables	193,700,195.12	107,443,547.93	86,256,647.19
Defaulted Amount	1,318,389.99	731,297.65	587,092.34
Ending Invested Amount / Transferor Amount	563,290,575.74	310,794,000.00	252,496,575.74

B. Monthly Period Funding Requirements			Total
LIBOR Determination Date			March 13, 2014
Coupon March 17, 2014 - April 14, 2014			20.15500%
Monthly Interest Due			5,046,042.75
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00
Total Interest Due			5,046,042.75
Investor Default Amount			731,297.65
Investor Monthly Fees Due			517,990.00
Investor Additional Amounts Due			0.00
Total Due			6,295,330.40
Investor Finance Charge Collections			5,210,864.31

C. Certificates - Balances and Distributions			Total
Beginning Certificates Balance			310,794,000.00
Distributions of Interest			5,046,042.75
Distributions of Principal			33,334,000.00
Total Distributions			38,380,042.75
Ending Certificates Balance			277,460,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Series 2009-D-II Certificates per $1,000 certificate principal amount
	(1)	The total amount of the distribution	$123.49
	(2)	The amount of the distribution in respect of Monthly Interest	$16.24
	(3)	The amount of the distribution in respect of Outstanding Monthly Interest	$0.00
	(4)	The amount of the distribution in respect of Additional Interest	$0.00
	(5)	The amount of the distribution in respect of principal of the Series 2009-D-II Certificates	$107.25

E.	Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date
	(1)	The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
	(2)	The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
	(3)	The amount, if any, by which the outstanding principal balance of the Series 2009-D-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2009-D-II Invested Amount

	Beginning			Reallocated		Ending
	Scheduled Partial		Pro rata share	Principal		Scheduled Partial
	Amortization	Distributions of	of Investor	Collections		Amortization
Series	Amount	Principal	Charge-Offs	Applied	Reimbursements	Amount
2004-2	17,500,000.00	0.00	0.00	0.00	0.00	17,500,000.00
2005-2	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2007-2	33,334,000.00	33,334,000.00	0.00	0.00	0.00	0.00
2008-2	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00
2008-4	40,529,000.00	0.00	0.00	0.00	0.00	40,529,000.00
2008-6	102,273,000.00	0.00	0.00	0.00	0.00	102,273,000.00
Series 2009-D-II Invested Amount (aggregate of Scheduled Partial Amortization Amounts)	310,794,000.00	33,334,000.00	0.00	0.00	0.00	277,460,000.00

G.	Application of Investor Finance Charge Collections
	1.	Available Funds		$5,210,864.31
		a.	Monthly Servicing Fee	$0.00
		b.	Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
		c.	Investor Default Amount (treated as Available Principal Collections):	$731,297.65
		d.	Monthly Interest	$4,479,566.66
		e.	Outstanding Monthly Interest	$0.00
		f.	Additional Interest	$0.00
	2.	Excess Spread		$0.00

H.	Reallocated Principal Collections
	1.	Principal Allocation Percentage	55.4690%
	2.	Series 2009-D-II Allocable Principal Collections	$193,700,195.12
	3.	Principal Allocation Percentage of Series 2009-D-II Allocable Principal Collections	$107,443,547.93
	4.	Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00
	5.	Item 3 minus item 4	$107,443,547.93
	6.	Shared Principal Collections from other Series allocated to Series 2009-D-II	$0.00
	7.	Other amounts treated as Available Principal Collections	$731,297.65
	8.	Available Principal Collections (total of items 5, 6 and 7)	$108,174,845.58
I.	Application of Available Principal Collections during Revolving Period
	1.	Treated as Shared Principal Collections	$0.00
J.	Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.
	1.	Retained during an Early Amortization Period	$0.00
	2.	Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$33,334,000.00
	3.	Treated as Shared Principal Collections:	$74,840,845.58
K.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-II
	1.	Excess Spread	$0.00
	2.	Excess Finance Charge Collections	$1,084,466.09
	3.	Applied to fund Required Amount	$566,476.09
	4.	Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to unpaid Monthly Servicing Fee	$517,990.00
	6.	Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00
	7.	Applied to fund Series 2009-D-I Shortfall	$0.00
	8.	Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L. Amounts and Applications Relating to the Referenced Series

		Referenced	Allocable	Applied to fund	Reimbursements of
	Referenced	Series	portion of	Scheduled	reductions of
	Series	Shortfall	Reallocated	Partial	Scheduled Partial
	Adjusted	Coverage	Principal	Amortization	Amortization
Series	Shortfall	Amount	Collections	Amount	Amount
2004-2	0.00	0.00	0.00	0.00	0.00
2005-2	0.00	0.00	0.00	0.00	0.00
2007-2	0.00	0.00	0.00	33,334,000.00	0.00
2008-2	0.00	0.00	0.00	0.00	0.00
2008-4	0.00	0.00	0.00	0.00	0.00
2008-6	0.00	0.00	0.00	0.00	0.00
Aggregate for all Referenced Series
	0.00	0.00	0.00	33,334,000.00	0.00

M.	Application of Funds from Series 2009-D-I:
	1.	Applied under Section 4.05
		a.	Shortfalls in Monthly Servicing Fee	$0.00
		b.	Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00
		c.	Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00
	2.	Applied under Section 4.07
		a.	Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00
		b.	Shortfalls in unpaid Monthly Servicing Fee	$0.00
		c.	Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00